Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Business combination	R$ 255,838	R$ 2,939
Intangible assets and goodwill	1,836,053	1,345,304
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,431,905	1,755,773
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ (595,852)	(410,469)
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	20.00%
Business combination	R$ 0	0
Intangible assets and goodwill	325,378	241,711	R$ 185,565
Capitalised development expenditure [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	530,228	360,818
Capitalised development expenditure [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ (204,850)	(119,107)
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	0.00%
Business combination	R$ 16,214	0
Intangible assets and goodwill	460,783	288,045
Intangible assets under development [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	460,783	288,045
Intangible assets under development [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ 0	0
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	17.00%
Business combination	R$ 77,084	0
Intangible assets and goodwill	246,889	173,217
Licences [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	628,654	457,210
Licences [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ (381,765)	(283,993)
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	20.00%
Business combination	R$ 0	0
Intangible assets and goodwill	4,728	6,596
Customer-related intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	13,965	13,965
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ (9,237)	(7,369)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	0.00%
Business combination	R$ 162,540	2,939
Intangible assets and goodwill	798,275	635,735
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	798,275	635,735
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ 0	R$ 0